Portfolio of Investments
Columbia Strategic New York Municipal Income Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 99.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 1.1%
New York City Industrial Development Agency(a)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	2,000,000	2,111,540
Airport 0.3%
Niagara Frontier Transportation Authority(a)
Refunding Revenue Bonds
Buffalo Niagara International Airport
Series 2019
04/01/2039	5.000%	525,000	642,920
Charter Schools 2.0%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence
Series 2013
04/01/2033	5.000%	1,000,000	1,058,220
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,549,275
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	281,891
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2059	5.000%	1,000,000	1,157,980
Total			4,047,366
Disposal 1.0%
New York State Environmental Facilities Corp.(a),(b)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	2,000,000	1,930,600
Health Services 0.9%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,699,200
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 7.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2043	5.000%	1,000,000	1,154,140
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	812,805
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2033	5.000%	230,000	261,418
07/01/2034	5.000%	500,000	567,305
New York State Dormitory Authority
Refunding Revenue Bonds
Fordham University
Series 2017
07/01/2035	4.000%	1,000,000	1,159,700
New School
Series 2015A
07/01/2050	5.000%	1,500,000	1,657,455
Pratt Institute
Series 2015A
07/01/2044	5.000%	1,000,000	1,103,840
St. John’s University
Series 2015A
07/01/2037	5.000%	1,000,000	1,123,700
Teacher’s College
Series 2017
07/01/2033	4.000%	500,000	581,980
Revenue Bonds
Columbia University
Series 2017
10/01/2047	5.000%	1,000,000	1,696,770
New York University
Series 2019A
07/01/2042	5.000%	1,000,000	1,268,290
Rochester Institute of Technology
Series 2019
07/01/2049	5.000%	1,250,000	1,570,850
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,456,724
Columbia Strategic New York Municipal Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2038	5.000%	250,000	307,788
Total			14,722,765
Hospital 12.6%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2040	5.000%	1,000,000	1,106,240
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2029	5.000%	225,000	255,575
07/01/2030	5.000%	180,000	204,068
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
University of Rochester Project
Series 2017
07/01/2037	4.000%	500,000	575,405
Monroe County Industrial Development Corp.(c)
Revenue Bonds
University of Rochester Project
Series 2020
07/01/2050	4.000%	500,000	585,940
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	750,000	832,252
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2040	4.000%	350,000	380,160
07/01/2041	5.000%	695,000	815,047
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2047	4.000%	500,000	567,040
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	2,000,000	2,190,940
Montefiore Obligation Group
Series 2018
08/01/2035	5.000%	350,000	421,817
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,262,160
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NYU Hospitals Center
Series 2014
07/01/2036	5.000%	1,000,000	1,125,600
Series 2016
07/01/2040	4.000%	1,000,000	1,108,240
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2039	5.000%	2,325,000	3,000,668
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	4,000,000	4,591,120
Unrefunded Revenue Bonds
University of Rochester
Series 2009
07/01/2039	5.125%	130,000	130,413
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	465,792
Suffolk County Economic Development Corp.
Unrefunded Revenue Bonds
Catholic Health Services
Series 2011
07/01/2028	5.000%	2,990,000	3,090,763
Westchester County Healthcare Corp.
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	205,000	207,661
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	1,033,070
Total			24,949,971
Human Service Provider 0.4%
Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project
Series 2010
10/01/2030	6.000%	800,000	802,352
Independent Power 0.2%
Suffolk County Industrial Development Agency(a)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998
01/01/2023	5.500%	420,000	423,583

2	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 0.9%
New York Power Authority
Refunding Revenue Bonds
Series 2020A
11/15/2050	4.000%	1,000,000	1,203,880
11/15/2055	4.000%	500,000	597,125
Total			1,801,005
Local Appropriation 0.5%
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,080,200
Local General Obligation 8.8%
City of New York
Unlimited General Obligation Bonds
Series 2016B1
12/01/2032	5.000%	500,000	613,520
Series 2017B-1
10/01/2041	4.000%	1,000,000	1,137,470
Subordinated Series 2018F-1
04/01/2043	5.000%	4,000,000	4,922,200
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/2031	5.000%	500,000	582,565
City of Poughkeepsie
Limited General Obligation Refunding Bonds
Series 2019
06/01/2031	5.000%	600,000	635,784
City of Syracuse(a)
Unlimited General Obligation Bonds
Airport Terminal Security Access Improvement
Series 2011
11/01/2036	5.000%	1,750,000	1,830,500
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2015A
09/15/2028	5.000%	275,000	337,125
County of Nassau
Limited General Obligation Bonds
General Improvement
Series 2018B (AGM)
07/01/2034	5.000%	2,000,000	2,537,280
Series 2017B
04/01/2037	5.000%	2,000,000	2,400,080
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Limited General Obligation Notes
Series 2019A (AGM)
04/01/2046	5.000%	1,000,000	1,248,880
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2038	5.000%	1,000,000	1,172,590
Total			17,417,994
Multi-Family 12.8%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2045	5.000%	500,000	586,665
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/2025	4.500%	160,000	160,952
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	2,124,060
New York City Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,500,000	1,643,160
11/01/2049	3.650%	1,000,000	1,061,560
Revenue Bonds
Series 2018K
11/01/2048	4.000%	1,000,000	1,090,190
Sustainable Development Bonds
Series 2020A
02/01/2050	2.800%	4,000,000	4,096,080
11/01/2050	2.900%	2,000,000	2,073,820
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	4,000,000	4,202,040
New York State Dormitory Authority
Revenue Bonds
State University of New York
Series 2019
07/01/2049	4.000%	500,000	560,410
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	810,090
Series 2019D
11/01/2044	3.700%	1,000,000	1,091,220

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	895,801
Green Bond
Series 2017H
11/01/2047	3.650%	1,360,000	1,446,741
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	584,572
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	859,272
Onondaga Civic Development Corp.
Revenue Bonds
Upstate Properties Development, Inc.
Series 2011
12/01/2041	5.250%	1,945,000	2,071,833
Total			25,358,466
Municipal Power 2.6%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,150,820
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2045	5.000%	1,380,000	1,611,260
Series 2012A
09/01/2037	5.000%	1,000,000	1,077,990
Series 2018
09/01/2038	5.000%	1,000,000	1,254,610
Total			5,094,680
Nursing Home 0.7%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2050	5.000%	1,500,000	1,345,110
Other Industrial Development Bond 0.2%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	381,670
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 0.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,053
Ports 8.7%
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
193rd Series 2015
10/15/2035	5.000%	3,135,000	3,687,199
Consolidated 186th
Series 2014
10/15/2044	5.000%	1,000,000	1,135,420
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	1,000,000	1,198,330
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,000,000	1,189,430
Series 2018-207
09/15/2043	4.000%	1,500,000	1,674,735
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2043	4.000%	3,000,000	3,438,060
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	2,000,000	2,346,660
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,596,185
Total			17,266,019
Prep School 1.0%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	568,240
06/01/2035	5.000%	700,000	792,379
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	568,420
Total			1,929,039

4	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Recreation 1.8%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	1,003,266
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium
Series 2009 (AGM)
03/01/2049	7.000%	250,000	251,252
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/2041	5.000%	2,000,000	2,334,720
Total			3,589,238
Refunded / Escrowed 0.6%
Suffolk County Economic Development Corp.
Prerefunded 12/01/40 Revenue Bonds
Peconic Landing Southold
Series 2010
12/01/2040	6.000%	1,225,000	1,247,418
Resource Recovery 1.0%
Build NYC Resource Corp.(a),(b)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	802,845
Jefferson County Industrial Development Agency(a),(b)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,280,000	1,214,874
Total			2,017,719
Retirement Communities 3.1%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	815,527
Suffolk County Economic Development Corp.(c)
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2040	5.000%	1,540,000	1,648,555
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,716,698
Ulster County Capital Resource Corp.(b)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	456,895
09/15/2053	5.250%	1,000,000	899,170
Westchester County Local Development Corp.
Refunding Revenue Bonds
Miriam Osborn Memorial Home Association Project
Series 2019
07/01/2042	5.000%	450,000	497,372
Total			6,034,217
Sales Tax 1.6%
Nassau County Interim Finance Authority
Unrefunded Revenue Bonds
Sales Tax Secured
Series 2009
11/15/2024	5.000%	15,000	15,053
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2018E
03/15/2048	5.000%	2,000,000	2,492,040
Puerto Rico Sales Tax Financing Corp.(d),(e)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	2,250,000	655,312
Total			3,162,405
Single Family 1.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	500,000	559,550
State of New York Mortgage Agency(a)
Refunding Revenue Bonds
Series 2019-218
04/01/2033	3.600%	1,000,000	1,103,820
04/01/2038	3.850%	500,000	550,900
Total			2,214,270
Special Non Property Tax 6.7%
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,679,675

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2019
11/01/2037	4.000%	2,000,000	2,377,240
New York City Transitional Finance Authority Building Aid
Refunding Revenue Bonds
Subordinated Series 2018S-3A
07/15/2037	5.000%	2,000,000	2,531,080
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2045	5.000%	1,500,000	1,651,110
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2018A
03/15/2038	5.250%	2,000,000	2,584,060
New York State Urban Development Corp.
Revenue Bonds
Series 2020A
03/15/2049	4.000%	2,000,000	2,345,880
Total			13,169,045
Special Property Tax 0.8%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	1,029,210
New York Liberty Development Corp.
Refunding Revenue Bonds
Bank of America Tower at One Bryant Park Project
Series 2019
09/15/2069	2.800%	500,000	490,795
Total			1,520,005
Student Loan 0.0%
State of New York Mortgage Agency
Revenue Bonds
New York State Higher Education Finance
Series 2009
11/01/2026	4.750%	75,000	75,080
Tobacco 3.3%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,038,320
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	2,059,920
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,383,670
Total			6,481,910
Transportation 10.1%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2035	5.000%	1,330,000	1,489,560
11/15/2042	4.000%	2,000,000	2,078,580
Revenue Bonds
BAN Subordinated Series 2020B-2B
05/15/2021	5.000%	2,000,000	2,038,020
Green Bond
Series 2020C-1
11/15/2050	5.000%	4,000,000	4,584,640
Green Bonds
Series 2016A-1
11/15/2041	5.000%	1,000,000	1,089,800
Series 2020A-1
11/15/2048	5.000%	2,000,000	2,282,940
Series 2005B (AMBAC)
11/15/2023	5.250%	1,250,000	1,355,725
Transportation
Series 2014B
11/15/2044	5.000%	2,000,000	2,124,660
Series 2015B
11/15/2040	5.000%	1,675,000	1,801,915
Transportation Program
Subordinated Series 2015A-1
11/15/2045	5.000%	1,000,000	1,076,080
Total			19,921,920
Turnpike / Bridge / Toll Road 3.9%
New York State Thruway Authority
Revenue Bonds
Series 2014J
01/01/2041	5.000%	3,000,000	3,347,310
Series 2019B
01/01/2045	4.000%	2,415,000	2,779,085

6	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Revenue Bonds
MTA Bridges and Tunnels
Series 2020A
11/15/2054	5.000%	1,250,000	1,594,813
Total			7,721,208
Water & Sewer 3.1%
New York City Water & Sewer System
Revenue Bonds
Series 2017
06/15/2048	5.000%	2,000,000	2,456,560
Series 2019DD-1
06/15/2049	5.000%	2,000,000	2,510,800
Niagara Falls Public Water Authority
Revenue Bonds
Series 2013A
07/15/2029	5.000%	1,000,000	1,130,770
Total			6,098,130
Total Municipal Bonds (Cost $185,020,357)			196,272,098
Money Market Funds 1.2%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.117%(f)	2,379,941	2,379,941
Total Money Market Funds (Cost $2,379,941)		2,379,941
Total Investments in Securities (Cost: $187,400,298)		198,652,039
Other Assets & Liabilities, Net		(850,111)
Net Assets		197,801,928

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to $7,210,047, which represents 3.65% of total net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2020, the total value of these securities amounted to $655,312, which represents 0.33% of total net assets.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic New York Municipal Income Fund | Quarterly Report 2020	7